Advances for Vessels Under Construction And Acquisition Of Vessels	12 Months Ended
Dec. 31, 2014
Advances For Vessels Under Construction and Acquisition of Vessels [Abstract]
Advances for Vessels Acquisitions
6.      Advances for vessels under construction and acquisition of vessels:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	2013	2014

Pre-delivery yard installments	$66,780	$299,129
Fair value adjustment (Notes 1 and 5)	-	137,923
Bareboat capital leases - upfront hire & handling fees	-	31,467
Capitalized interest and finance costs	633	11,696
Other capitalized costs (Note 3)	519	4,580
Advances for secondhand vessels	-	79
Vessels delivered (Note 5)	-	(30,262)
Total	$67,932	$454,612

As summarized in the relevant table of Note 1, as of December 31, 2014, the Company was party to 24 newbuilding contracts for the construction of dry bulk carriers of various types, 15 of which were assumed as part of the Merger and the Pappas Transaction. As of December 31, 2014, the total aggregate remaining contracted price for the 24 newbuilding vessels plus agreed extras was $759,066, payable in periodic installments up to their deliveries, of which $617,986 is payable during the next twelve months ending December 31, 2015, and the remaining $141,080 is payable in 2016.
On July 5, 2013, the Company through its two wholly-owned subsidiaries, Star Cape I LLC and Star Cape II LLC, contracted with Shanghai Waigaoqiao Shipbuilding Co. Ltd., or SWS, shipyard to build two 180,000 dwt eco-type, fuel efficient Capesize drybulk vessels, Hull 1338 (tbn Star Aries) and Hull 1339 (tbn Star Taurus). These vessels are scheduled to be delivered in September 2015 and January 2016, respectively.
On September 23, 2013, the Company through its two wholly-owned subsidiaries, Star Castle I LLC and Star Castle II LLC, contracted with SWS, to build two 208,000 dwt eco-type, fuel efficient Newcastlemax drybulk vessels, Hull 1342 (tbn Star Gemini) and Hull 1343 (tbn Star Leo). These vessels are scheduled to be delivered in January and in March 2016, respectively.
On September 27, 2013, the Company through its three wholly-owned subsidiaries, Star Axe I LLC, Star Axe II LLC and Star Ennea III LLC, contracted with Nantong COSCO KHI Ship Engineering Co., or NACKS, shipyard to build two 61,000 dwt eco-type, fuel efficient Ultramax drybulk vessels, Hull NE 196 (tbn Star Antares) and Hull NE 197 (tbn Star Lutas), with expected deliveries in September and November 2015, respectively and one 209,000 dwt eco-type, fuel efficient Newcastlemax drybulk vessel, Hull NE 198 (tbn Star Poseidon), with expected delivery in March 2016.
On October 22, 2013, the Company through its two wholly-owned subsidiaries, Star Asia I LLC and Star Asia II LLC, contracted with Japan Marine United Corporation, or JMU, to build two 60,000 dwt eco-type, fuel efficient Ultramax drybulk vessels, Hull 5040 (tbn Star Acquarius) and Hull 5043 (tbn Star Pisces), with expected deliveries in May and July 2015, respectively.
On December 30, 2014, in anticipation of the delivery of the Indomitable to the Company on January 8, 2015, the Company made a payment of $34,942, which was held in escrow until the delivery of the vessel (Note 20), of which $32,480 was drawn under the BNP $32,480 Facility discussed in Note 9, and the remaining amount was financed using existing cash. Total advances paid and other capitalized costs incurred with respect to this vessel up to December 31, 2014 are reflected within “Advances for vessels under construction and acquisition of vessels” in the accompanying balance sheet for the year ended December 31, 2014.

Capital leases
On February 17, 2014, the Company entered into separate bareboat charter party contracts with CSSC (Hong Kong) Shipping Company Limited, or CSSC, an affiliate of SWS, a Chinese shipyard, to bareboat charter for ten years, two fuel efficient newbuilding Newcastlemax dry bulk vessels, Hull 1372 (tbn Star Libra) and Hull 1371 (tbn Star Virgo), or the “CSSC Vessels”, each with a cargo carrying capacity of 208,000 dwt. The vessels are being constructed pursuant to shipbuilding contracts entered into between two pairings of affiliates of SWS. Each pair has one shipyard party (each, an “SWS Builder”) and one ship-owning entity (each an “SWS Owner”). Delivery to the Company of each vessel is deemed to occur upon delivery of the vessel to the SWS Owner from the corresponding SWS Builder. Pursuant to the terms of the bareboat charters, the Company is required to pay upfront fees, corresponding to the pre-delivery installments to the shipyard. An amount of $47,200 and $46,400, respectively, for the construction cost of each vessel, corresponding to the last pre-delivery and delivery installment to the shipyard, will be financed by the relevant SWS Owner, to whom the Company will pay a daily bareboat charter hire rate payable monthly plus a variable amount corresponding to the LIBOR payable every six months. In addition, the Company will pay for Hull 1371 (tbn Star Virgo), an installment of $300 plus an additional amount of $669 for agreed extra costs for both vessels. In addition, the Company is also obliged to pay an amount of $936 representing handling fees in two installments. The first installment of $462 was paid upon the signing of the bareboat charters, and the second installment is due in one year. Under the terms of the bareboat charters, the Company has the option to purchase the CSSC Vessels at any time, such option being exercisable on a monthly basis against pre-determined, amortizing-during-the-charter-period prices whilst it has a respective obligation of purchasing the vessels at the expiration of the bareboat term at a purchase price of $14,160 and $13,919, respectively. Upon the earlier of the exercise of the purchase options or the expiration of the bareboat charters, the Company will own the CSSC Vessels.
In addition, following the completion of the Merger and the Pappas Transactions the Company also assumed bareboat charters with respect to four newbuilding vessels being built at New Yangzijiang and five newbuilding vessels being built at SWS as follows:
•      On May 17, 2013, subsidiaries of Oceanbulk entered into separate bareboat charter party contracts with affiliates of New Yangzijiang shipyards for eight-year bareboat charters of four newbuilding 64,000 dwt Ultramax vessels (Hulls HN 1061 (tbn Roberta), HN 1062 (tbn Laura), HN 1063 (tbn Idee Fixe) and HN 1064 (tbn Kaley) being built at New Yangzijiang. The vessels are being constructed pursuant to four shipbuilding contracts entered into between four pairings of affiliates of New Yangzijiang. Each pair has one shipyard party (each, a “New YJ Builder”) and one ship-owning entity (each a “New YJ Owner”). Delivery of each vessel to the Company is deemed to occur upon delivery of the vessel to the New YJ Owner from the corresponding New YJ Builder. Pursuant to the terms of the bareboat charter, the Company is required to pay upfront fees, corresponding to the pre-delivery installments to the shipyard. An amount of $20,680 for the construction cost of each vessel, corresponding to the delivery installment to the shipyard, will be financed by the relevant New YJ Owner, to whom the Company will pay a pre-agreed daily bareboat charter hire rate on a 30-days advance basis.  In addition, the Company will pay for the four newbuilding vessels an aggregate amount of $3,248 for agreed extra costs. After each vessel's delivery, the Company has monthly purchase options to acquire the vessel at pre-determined, amortizing-during-the-charter-period prices. On the eighth anniversary of the delivery of each vessel, the Company has the obligation to purchase the vessel at a purchase price of $6,000. Upon the earlier of the exercise of the purchase options or the expiration of the bareboat charters, the Company will own the four vessels.
Capital leases
•      On December 27, 2013, subsidiaries of Oceanbulk entered into separate bareboat charter party contracts with affiliates of SWS for ten-year bareboat charters of five newbuilding 208,000 dwt Newcastlemax vessels (Hulls HN 1359 (tbn Star Marisa), HN 1360 (tbn Star Ariadne), HN 1361 (tbn Star Magnanimus), HN 1362 (tbn Star Manticore) and HN 1363 (tbn Star Chaucer)) being built at SWS. The vessels are being constructed pursuant to shipbuilding contracts entered into between five pairings of affiliates of SWS. Each pair has one shipyard party (each, an “SWS Builder”) and one ship-owning entity (each an “SWS Owner”). Delivery of each vessel to the Company is deemed to occur upon delivery of the vessel to the SWS Owner from the corresponding SWS Builder. Pursuant to the terms of the bareboat charter, the Company is required to pay upfront fees, corresponding to the pre-delivery installments to the shipyard. An amount of $46,400 for the construction cost of each vessel, corresponding to the delivery installment to the shipyard, will be financed by the relevant SWS Owner, to whom the Company will pay a daily bareboat charter hire rate payable monthly plus a variable amount corresponding to the LIBOR payable every six months and a one-time handling fee of $464. In addition, the Company will pay for the five newbuilding vessels an aggregate amount of $1,680 for agreed extra costs. After each vessel's delivery, the Company has monthly purchase options to acquire the vessel at pre-determined, amortizing-during-the-charter-period prices. At the end of the ten-year charter period for each vessel, the Company has the obligation to purchase the vessel at a purchase price of $13,919. Upon the earlier of the exercise of the purchase options or the expiration of the bareboat charters, the Company will own the five vessels.
Based on ASC 840, the Company determined that all bareboat charters discussed above should be classified as capital leases. In addition, based on the lease agreement provisions, the Company is deemed to have substantially all of the construction period risk and therefore is considered the owner of the vessels during the construction period. Therefore the amount of $31,467 paid during the year ended December 31, 2014, representing upfront hire and handling fees, has been capitalized and is included under “Advances for vessels under construction and acquisition of vessels” in the accompanying consolidated balance sheet for the relevant period. In addition, an amount of $27,100 of fair value adjustment related to these capital leases of Oceanbulk pursuant to the purchase price allocation of the Merger, has also been capitalized and is included under “Advances for vessels under construction and acquisition of vessels” in the accompanying consolidated balance sheet as of December 31, 2014. Each of the above bareboat charters is considered a sales type lease and will be accounted for as a sale and leaseback transaction upon the delivery of each newbuilding to the Company, when the lease term is deemed to begin. At that time the financial liability and the financial asset will be recognized in accordance with the applicable capital lease accounting guidance.